Service Concession Arrangements - Summary of Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 620,926
Guam Ukudu Combined thermal power plant Project	3,165,709
Pakistan Gulpur Hydropower project	₩ 1,085,307
Hydroelectric Power Generation at Semangka, Indonesia (BOT)
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	(i) Significant terms and concession period of the arrangement Regarding Semangka hydroelectric power-generation business in Indonesia, the Company has entered into a contract with PT. Perusahaan Listrik Negara (the “PT PLN”) whereby the Company shall provide electricity generated for about 30 years (2018 – 2048) subsequent to the completion of plant construction and shall receive charge tariff rates designed to recover capital cost, fixed O&M cost, water usage cost, variable O&M cost and special facilities cost during the concession period.
Explanation of nature and extent of rights to use specified assets	(ii) Rights and classification of the arrangement The Company has the rights to use and own the power plant during the concession period from 2018 to 2048. At the end of the concession period, PT PLN has an option to take over the ownership of the power plant from the Company.
Explanation of how service concession arrangement has been classified	(iii) Classification method This project allows PT PLN to acquire ownership of the plant after the end of the 30 years concession period.
Expected future collections of service concession arrangements	(iv) The Company’s expected future collections of service concession arrangements as of December 31, 2025 are as follows: Type Amounts In millions of won Less than 1 year ￦ 35,968 1 ~ 2 years 36,013 2 ~ 3 years 36,184 Over 3 years 512,761 ￦ 620,926
Guam Ukudu Combined thermal power plant Project
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	(i) Significant terms and concession period of the arrangement The Company has entered into a contract with Guam Power Authority whereby the Company shall provide electricity generated for approximately 25 years (from 2025 to 2050) subsequent to the completion of plant construction and shall receive tariff rates designed to recover variable O&M cost, fixed O&M cost and others during the concession period.
Explanation of nature and extent of rights to use specified assets	(ii) Rights and classification of the arrangement The Company has the rights to use and own the power plant during the concession period from 2025 to 2050. The Guam Power Authority will take over the ownership of the power plant from the Company after the concession period has elapsed.
Explanation of how service concession arrangement has been classified	(iii) Classification method This project allows the Guam Power Authority to acquire ownership of the plant after the end of the concession period.
Expected future collections of service concession arrangements	(iv) The Company’s expected future collections of service concession arrangements as of December 31, 2025 are as follows: Type Amounts In millions of won Less than 1 year ￦ 115,706 1 ~ 2 years 116,741 2 ~ 3 years 117,818 Over 3 years 2,815,444 ￦ 3,165,709
Pakistan Gulpur Hydropower project
Disclosure of detailed information about service concession arrangements [line items]
Description of service concession arrangement	(i) Significant terms and concession period of the arrangement The Company has entered into a contract with CPPAg(The Central Power Purchasing Agency Guarantee Limited) whereby the Company shall provide electricity generated for approximately 30 years (2020 – 2050) subsequent to the completion of plant construction and shall receive tariff rates designed to recover capital cost, variable O&M cost, fixed O&M cost, water usage cost, insurance cost and others during the concession period.
Explanation of nature and extent of rights to use specified assets	(ii) Rights and classification of the arrangement The Company has the rights to use and own the power plant during the concession period from 2020 to 2050. The Government of Pakistan has an option to take over the ownership of the power plant from the Company after the concession period has elapsed.
Explanation of how service concession arrangement has been classified	(iii) Classification method This project allows the Government of Pakistan to acquire ownership of the plant after the end of the concession period.
Expected future collections of service concession arrangements	(iv) The Company’s expected future collections of service concession arrangements as of December 31, 2025 are as follows: Type Amounts In millions of won Less than 1 year ￦ 80,668 1 ~ 2 years 80,668 2 ~ 3 years 80,668 Over 3 years 843,303 ￦ 1,085,307
Less than 1 year
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 35,968
Guam Ukudu Combined thermal power plant Project	115,706
Pakistan Gulpur Hydropower project	80,668
1~2 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	36,013
Guam Ukudu Combined thermal power plant Project	116,741
Pakistan Gulpur Hydropower project	80,668
2~3 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	36,184
Guam Ukudu Combined thermal power plant Project	117,818
Pakistan Gulpur Hydropower project	80,668
Over 3 years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	512,761
Guam Ukudu Combined thermal power plant Project	2,815,444
Pakistan Gulpur Hydropower project	₩ 843,303